Loans and Borrowings - Summary of Convertible Notes (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($)
Disclosure Of Loans And Borrowings [Line Items]
Proceeds from issue of convertible notes due 2030	$ 1,437,500
Repurchase of convertible notes due 2030	4,642
Convertible notes due 2030 [Member]
Disclosure Of Loans And Borrowings [Line Items]
Proceeds from issue of convertible notes due 2030	1,437,500
Issue expenses	(22,952)
Net proceeds	1,414,548
Amount classified as equity (net of allocated issue expense of USD 4,802) (refer note 26)	(295,939)
Interest accrued	74,401
Repurchase of convertible notes due 2030	(4,045)
Carrying amount of liability at March 31, 2026	$ 1,188,965